Transfers of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	$ 7,614	$ 6,644
Securities Lent Under Cash Collateral	9,662	7,696
Collateralized Mortgage Obligations at fair value	3	28
Securities Sold Under Repurchase Agreement	87,894	80,962
United States [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	631	720	$ 460
Carry value of Mortgage servicing rights	29	29
Gain (loss) on sale of Mortgage loans	32	33	15
Fair value of Mortgage serving rights	28	30
United States [member] | Residual Interests of Commercial Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Proceeds from continuing involvement in derecognised financial assets	1,252	56	0
Gain of derecognised financial assets at date of transfer	3	0	$ 0
Fair value of assets representing continuing involvement in derecognised financial assets	7	2
Carrying value of recognised assets representing continuing involvement in derecognised financial assets	$ 7	$ 0